Business Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business Segment Information [Abstract]
Business Segment Information

16. Business Segment Information

The Company is an independent owner and operator of four metallurgical cokemaking facilities in the eastern and midwestern regions of the United States and operator of a cokemaking facility for a project company in Brazil in which it has a preferred stock investment. In addition to its cokemaking operations, the Company has metallurgical coal mining operations in the eastern United States. The Company's cokemaking operations are reported as three segments: Jewell Coke, Other Domestic Coke and International Coke. The Jewell Coke segment consists of the operations of the Company's cokemaking facilities in Vansant, VA. The Indiana Harbor cokemaking facility located in East Chicago, IN, the Haverhill cokemaking facility, located in Franklin Furnace, OH, and the Granite City cokemaking facility, located in Granite City, IL have been aggregated into the Other Domestic Coke segment. Each of these facilities produces metallurgical coke and recovers waste heat which is converted to steam or electricity through a similar production process. The coke production for these facilities is sold directly to integrated steel producers under contracts which provide for the pass-through of coal costs subject to contractual coal-to-coke yields plus an operating cost component and fixed fee component received for each ton of coke sold. Accordingly, the Company's management believes that the facilities in the Other Domestic Coke segment have similar long-term economic characteristics. The International Coke segment operates a cokemaking facility located in Vitória, Brazil for a project company. The International Coke segment also earns income from a dividend on its preferred stock investment assuming that certain minimum production levels are achieved at the plant.

The Company's Coal Mining segment conducts coal mining operations near the Company's Jewell cokemaking facility, centered in Vansant, VA with mines located in Virginia and West Virginia. Currently, a substantial portion of the coal production is sold to the Jewell Coke segment for conversion into metallurgical coke. Some coal is also sold to the Other Domestic Coke facilities and third-parties. Intersegment coal revenues for sales to the Jewell Coke and Other Domestic Coke segments are based on the prices that the coke customers of the Other Domestic Coke segment have agreed to pay for the internally produced coal, which approximate the market prices for this quality of metallurgical coal. In January 2011, the Company acquired the HKCC Companies, which include two active underground mines and one active surface and highwall mine that are contiguous to the Company's existing mines (Note 3), and the results of operations from the date of acquisition forward are included in the Coal Mining segment.

Overhead expenses that can be identified with a segment have been included as deductions in determining segment income. The remainder is included in Corporate and Other. Net financing (expense) income, which consists principally of interest income, interest expense and interest capitalized, is also excluded from segment results. Identifiable assets are those assets that are utilized within a specific segment.

The Company recently completed a fifth U.S. cokemaking facility in Middletown, Ohio that it also owns and operates. The Middletown cokemaking facility commenced operations in October 2011. This facility produces metallurgical coke and recovers waste heat which is converted to steam or electricity through a similar production process. The coke production for this facility is sold directly to an integrated steel producer under a contract which provides for the pass-through of coal costs subject to contractual coal-to-coke yields plus an operating cost component and fixed fee component received for each ton of coke sold. The Company's management believes that the Middletown facility has similar long-term economic characteristics as the other facilities in the Other Domestic Coke segment and beginning in the fourth quarter of 2011 will be included in those segment results. Prior to the commencement of operations, all costs associated with Middletown were included in Corporate and Other.

SunCoke Energy, Inc.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

	Nine Months Ended September 30, 2011
	(Dollars in thousands)
	Jewell Coke	Other Domestic Coke	International Coke	Coal Mining	Corporate and Other		Combined
Sales and other operating revenue	$197,176	$857,250	$29,085	$30,213	$—		$1,113,724

Intersegment sales	$—	$—	$—	$129,456	$—		$—

Operating income (loss)	$42,587	$29,072	$3,394	$13,018	$(32,286)		$55,785
Less: operating loss attributable to noncontrolling interests	—	4,164	—	—	—		4,164

Operating income (loss) attributable to SunCoke Energy, Inc. / net parent investment	$42,587	$33,236	$3,394	$13,018	$(32,286)		59,949

Net financing income attributable to SunCoke Energy, Inc. / net parent investment							2,750	(1)

Pretax income attributable to SunCoke Energy, Inc. / net parent investment							62,699
Income tax expense							10,093

Net income attributable to SunCoke Energy, Inc. / net parent investment							$52,606

Depreciation, depletion and amortization	$3,645	$28,094	$166	$9,219	$1,253		$42,377

Capital expenditures	$303	$8,479	$175	$22,008	$153,252	(2)	184,217

Identifiable assets	$77,735	$990,583	$52,662	$178,284	$579,930	(3)	$1,879,194

(1)	After deducting $2.9 million of income attributable to noncontrolling interests.
(2)	Includes $145.4 million attributable to the Middletown facility.
(3)	Includes Middletown facility construction-in-progress totaling $387.6 million.

	Nine Months Ended September 30, 2010
	(Dollars in thousands)
	Jewell Coke	Other Domestic Coke	International Coke	Coal Mining	Corporate and Other		Combined
Sales and other operating revenue	$242,988	$736,657	$29,113	$439	$—		$1,009,197

Intersegment sales	$1,941	$—	$—	$98,962	$—		$—

Operating income (loss)	$128,552	$40,715	$1,095	$(1,493)	$(10,371)		$158,498
Less: operating income attributable to noncontrolling interests	—	(7,406)	—	—	—		(7,406)

Operating income (loss) attributable to net parent investment	$128,552	$33,309	$1,095	$(1,493)	$(10,371)		151,092

Net financing income attributable to net parent investment							10,937	(1)

Pretax income attributable to net parent investment							162,029
Income tax expense							41,266

Net income attributable to net parent investment							$120,763

Depreciation, depletion and amortization	$3,296	$26,349	$77	$5,677	$433		$35,832

Capital expenditures	$741	$16,632	$688	$10,784	$106,988	(2)	$135,833

Identifiable assets	$82,079	$931,318	$50,726	$71,444	$492,366	(3)	$1,627,933

(1)	After deducting $3.1 million of income attributable to noncontrolling interests.
(2)	Includes $106.1 million attributable to the Middletown facility.
(3)	Includes receivables from affiliate totaling $294.5 million and Middletown facility construction-in-progress totaling $178.6 million.

14. Business Segment Information

SunCoke is an independent owner and operator of four metallurgical cokemaking facilities in the eastern and midwestern regions of the United States and operator of a cokemaking facility for a project company in Brazil in which it has a preferred stock investment. In addition to its cokemaking operations, the Company has metallurgical coal mining operations in the eastern United States. The Company's cokemaking operations are reported as three segments: Jewell Coke, Other Domestic Coke and International Coke. The Jewell Coke segment consists of the operations of the Company's cokemaking facilities in Vansant, VA. The Indiana Harbor cokemaking facility located in East Chicago, IL, the Haverhill cokemaking facility, located in Franklin Furnace, OH, and the Granite City cokemaking facility, located in Granite City, IL have been aggregated into the Other Domestic Coke segment. Each of these facilities produces metallurgical coke and recovers waste heat which is converted to steam or electricity through a similar production process. The coke production for these facilities is sold directly to integrated steel producers under contracts which provide for the pass-through of coal costs subject to contractual coal-to-coke yields plus an operating cost component and fixed fee component received for each ton of coke sold. Accordingly, SunCoke management believes that the facilities in the Other Domestic Coke segment have similar long-term economic characteristics. The International Coke segment operates a cokemaking facility located in Vitória, Brazil for a project company. The International Coke segment also earns income from a dividend on its preferred stock investment assuming that certain minimum production levels are achieved at the plant.

The Company's Coal Mining segment conducts coal mining operations near the Company's Jewell cokemaking facility, centered in Vansant, VA with mines located in Virginia and West Virginia. Currently, a substantial portion of the coal production is sold to the Jewell Coke segment for conversion into metallurgical coke. Some coal is also sold to the Other Domestic Coke facilities. There are limited third-party sales at this time. Intersegment coal revenues for sales to the Jewell Coke and Other Domestic Coke segments are based on the prices that the coke customers of the Other Domestic Coke segment have agreed to pay for the internally produced coal, which approximate the market prices for this quality of metallurgical coal. In January 2011, the Company acquired the HKCC Companies which include two active underground mines and one active surface mine and one active highwall mine that are contiguous to the Company's existing mines (Note 1).

Overhead expenses that can be identified with a segment have been included as deductions in determining segment income. The remainder is included in Corporate and Other. Net financing income, which consists principally of interest income, interest expense and interest capitalized, is also excluded from segment results. Identifiable assets are those assets that are utilized within a specific segment.

	Year Ended December 31, 2010
	(Dollars in thousands)
	Jewell Coke	Other Domestic Coke	International Coke	Coal Mining	Corporate and Other		Combined
Sales and other operating revenue	$298,020	$979,542	$38,411	$574	$—		$1,316,547

Intersegment sales	$5,784	$—	$—	$132,278	$—		$—

Operating income (loss)	$147,082	$38,639	$14,856	$(11,291)	$(15,026)		$174,260
Less: operating income attributable to noncontrolling interest	—	(3,027)	—	—	—		(3,027)

Operating income (loss) attributable to net parent investment	$147,082	$35,612	$14,856	$(11,291)	$(15,026)		171,233

Net financing income attributable to net parent investment							14,908	(1)

Pretax income attributable to net parent investment							186,141
Income tax expense							46,942

Net income attributable to net parent investment							$139,199

Depreciation, depletion and amortization	$4,395	$35,041	$124	$7,712	$885		$48,157

Capital expenditures	$1,824	$23,036	$851	$18,385	$171,561	(2)	$215,657

Identifiable assets	$80,931	$962,582	$59,740	$76,677	$538,536	(3)	$1,718,466

(1)	After deducting $4.1 million of income attributable to noncontrolling interests.
(2)	Includes $169.7 million attributable to the Middletown facility.
(3)	Includes receivables from affiliate totaling $289.0 million and Middletown facility construction-in-progress totaling $242.2 million.

	Year Ended December 31, 2009
	(Dollars in thousands)
	Jewell Coke	Other Domestic Coke	International Coke		Coal Mining	Corporate and Other		Combined
Sales and other operating revenue	$324,630	$755,946	$40,442		$2,998	$—		$1,124,016

Intersegment sales	$—	$—	$—		$119,505	$—		$—

Operating income (loss)	$177,803	$14,845	$23,198	(1)	$5,247	$(9,465)		$211,628
Less: operating income attributable to noncontrolling interest	—	(17,327)	—		—	—		(17,327)

Operating income (loss) attributable to net parent investment	$177,803	$(2,482)	$23,198		$5,247	$(9,465)		194,301

Net financing income attributable to net parent investment								16,115	(2)

Pretax income attributable to net parent investment								210,416
Income tax expense								20,732

Net income attributable to net parent investment								$189,684

Depreciation, depletion and amortization	$4,508	$21,543	$84		$5,789	$399		$32,323

Capital expenditures	$1,235	$170,260	$125		$17,579	$25,995	(3)	215,194

Identifiable assets	$82,662	$972,059	$59,178		$67,566	$365,221	(4)	$1,546,686

(1)	Includes dividend income of $19.0 million attributable to 2008 and 2009 operations.
(2)	After deducting $4.2 million of income attributable to noncontrolling interests.
(3)	Includes $25.4 million attributable to the Middletown facility.
(4)	Includes receivables from affiliate totaling $289.0 million and Middletown facility construction-in-progress totaling $72.5 million.

	Year Ended December 31, 2008
	(Dollars in thousands)
	Jewell Coke	Other Domestic Coke	International Coke	Coal Mining	Corporate and Other		Combined
Sales and other operating revenue	$250,394	$523,883	$58,388	$6,271	$—		$838,936

Intersegment sales	$—	$—	$—	$107,658	$—		$—

Operating income (loss)	$114,145	$35,095	$5,299	$9,612	$(13,469)		$150,682
Less: operating income attributable to noncontrolling interest	—	(14,722)	—	—	—		(14,722)

Operating income (loss) attributable to net parent investment	$114,145	$20,373	$5,299	$9,612	$(13,469)		135,960

Net financing income attributable to net parent investment							16,075	(1)

Pretax income attributable to net parent investment							152,035
Income tax expense							38,131

Net income attributable to net parent investment							$113,904

Depreciation, depletion and amortization	$4,782	$15,031	$75	$4,372	$294		$24,554

Capital expenditures	$1,085	$245,934	$37	$9,617	$47,800	(2)	$304,473

Identifiable assets	$93,098	$772,624	$48,977	$55,999	$342,207	(3)	$1,312,905

(1)	After deducting $4.3 million of income attributable to noncontrolling interests.
(2)	Includes $47.1 million attributable to the Middletown facility.
(3)	Includes receivables from affiliate totaling $289.0 million and Middletown facility construction-in-progress totaling $47.1 million.

The following table sets forth the Company's total sales and other operating revenue by product or service:

	Year Ended December 31
	2010	2009	2008
	(Dollars in thousands)
Metallurgical coke sales	$1,237,213	$1,062,194	$760,142
Steam and electricity sales	40,383	18,364	14,395
Operating and licensing fees	38,411	40,442	58,388
Metallurgical coal sales	177	2,480	5,856
Other	363	536	155

	$1,316,547	$1,124,016	$838,936